Investments in Subsidiaries - Additional Information (Detail) ¥ in Thousands, $ in Thousands						1 Months Ended					12 Months Ended
	Feb. 28, 2019 CNY (¥)	Nov. 22, 2017 CNY (¥)	Dec. 31, 2014	Apr. 04, 2012	Jan. 16, 2012	Nov. 30, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015	Dec. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)
Disclosure of subsidiaries [line items]
Cash and cash equivalents subject to local exchange control regulations											¥ 5,112,800		¥ 5,015,200			$ 721,600
Additional investment in subsidiaries											¥ 114	$ 16		¥ 8,279
Bottom of range [member]
Disclosure of subsidiaries [line items]
Percent of shareholding in subsidiary	67.50%
Top of range [member]
Disclosure of subsidiaries [line items]
Percent of shareholding in subsidiary	75.00%
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of subsidiaries [line items]
Percent of shareholding in subsidiary											54.90%	54.90%	54.90%
Guangxi Yuchai Machinery Monopoly Development Company Limited [member] | Hunan Yuchai Machinery Industry Company Limited [member]
Disclosure of subsidiaries [line items]
Acquisition of equity interest							49.00%
Additional investment in subsidiaries							¥ 6,700
Guangxi Yuchai Accessories Manufacturing Company Limited [member]
Disclosure of subsidiaries [line items]
Percent of shareholding in subsidiary											76.40%	76.40%	76.40%
Guangxi Yuchai Accessories Manufacturing Company Limited [member] | Guangxi Yuchai Crankshaft Company Limited [member]
Disclosure of subsidiaries [line items]
Acquisition of equity interest								25.00%
Additional investment in subsidiaries								¥ 1,300
YC Europe Co [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest acquired	7.50%																7.50%
Cash consideration	¥ 100																$ 100
Jining Yuchai Engine Company Limited [member] | Yuchai [member]
Disclosure of subsidiaries [line items]
Acquisition of equity interest						100.00%
Additional investment in subsidiaries						¥ 300
Percentage of ownership control prior to acquisition						100.00%
HL Global Enterprises Limited [member]
Disclosure of subsidiaries [line items]
Percent of shareholding in subsidiary			50.20%	48.90%	48.10%				50.10%	49.40%	50.20%	50.20%	50.20%		50.20%
HL Global Enterprises Limited [member] | Lkn Investment International Pte Ltd and Shanghai Hutai Real Estate Development Co [member]
Disclosure of subsidiaries [line items]
Cash consideration, disposal		¥ 395,000